Basis of preparation - Narrative (Details) € in Millions, £ in Millions	6 Months Ended
	Dec. 31, 2020 EUR (€) $ / £ € / £	Dec. 31, 2019 € / £ $ / £	Dec. 31, 2020 GBP (£) $ / £ € / £	Jun. 30, 2020 $ / £ € / £
Euro
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | € / £	1.11	1.14
Exchange rates used to translate assets and liabilities | € / £	1.11	1.18	1.11	1.09
Euro | European Debt Issuance Programme
Disclosure of foreign exchange rates [Line Items]
Notional amount bonds | €	€ 700
Sterling | European Debt Issuance Programme
Disclosure of foreign exchange rates [Line Items]
Notional amount bonds | £			£ 400
US dollar
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | $ / £	1.31	1.26
Exchange rates used to translate assets and liabilities | $ / £	1.36	1.32	1.36	1.23